STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
STOCKHOLDERS' DEFICIT

STOCKHOLDERS’ DEFICIT

Board of Directors fees

On September 26, 2019, the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock at an exercise price of $.08 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $192,614 using the Black Scholes pricing model relying on the following assumptions: volatility 185.11%; annual rate of dividends 0%; discount rate 1.66%. In addition, three (3) directors received $10,000 for each annual term served.

On September 30, 2020, the board of directors granted to three of its directors warrants to purchase 500,000 shares of common stock and the Chairman of the Board warrants to purchase 10 million shares of common stock at an exercise price of $.10 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $1,248,616 using the Black Scholes pricing model relying on the following assumptions: volatility 144.93%; annual rate of dividends 0%; discount rate 0.28%. In addition, each director is entitled to receive $10,000 for each annual term served.

The Company recorded aggregate directors’ fees of $1,272,866 and $222,614 during the nine months ended September 30, 2020 and 2019, respectively, representing common stock warrants and cash fees paid or accrued.

Stock Based Compensation

In May 2019, in connection with a Supply Chain Consulting Agreement, the Company issued a warrant to purchase 5,000,000 shares of common stock at an exercise price of $.10 for a term of five years. The warrants were valued at $529,023 using the Black Scholes pricing model relying on the following assumptions: volatility 181.49%; annual rate of dividends 0%; discount rate 2.34% (See Note 10).

Stock Issuances

During the nine months ended September 30, 2020, the Company issued 156,252 shares at $.16 per share for proceeds of $25,000, to private investors.

During the nine months ended September 30, 2019, the Company issued 26,500,000 shares of its common stock at $.10 per share, for proceeds of $2,650,000, to private investors. The Company also issued warrants to purchase 1,060,000 shares of common stock at an exercise price of $.10 with a term of 5 years in connection with these issuances.

Stock Warrants Exercised

During the nine months ended September 30, 2020, HEP Investments, a principal shareholder and related party, assigned warrants to purchase 4,250,000 shares of the Company’s Common Stock to third party investors. These warrants were exercised at $.10 per share resulting in proceeds of $425,000. Due to the nature of this transaction, the Company considered the warrants to be contributed capital from a majority shareholder and recorded equity related finance charges. The warrants were valued at $495,501 using the Black Scholes pricing model relying on the following assumptions: volatilities ranging from 128.20% to 142.46%; annual rate of dividends 0%; discount rates ranging from 0.41% to 1.65%.

During the nine months ended September 30, 2020, warrants to purchase 5,600,000 shares of the Company’s Common Stock were exercised on a “cashless” basis resulting in the issuance of 2,284,001 shares of common stock.

In addition, the Company issued 6,185,000 shares of the Company’s Common Stock at an average price of $.09 per share for proceeds of $580,400 from the exercise of warrants.

Sale of Common Stock Warrants

In connection with the License Co-Development Participation Agreements (“Participation Agreements”) (see Note 8), the Company sold warrants to purchase 5,325,000 shares of common stock for $540,093. The warrants were valued based on the Black Scholes pricing model relying on the following assumptions: volatility 145.06% to 154.26%; annual rate of dividends 0%; discount rate 0.26% to 0.44%.

2019 Omnibus Long-Term Incentive Plan

On November 29, 2019, after approval from the Board, the Company entered into and adopted the 2019 Omnibus Long-Term Incentive Plan (the “2019 Incentive Plan”) for the purpose of enhancing the Registrant’s ability to attract and retain highly qualified directors, officers, key employees and other persons and to motivate such persons to improve the business results and earnings of the Company by providing an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. The 2019 Incentive Plan will be administered by the compensation committee of the Board who will, amongst other duties, have full power and authority to take all actions and to make all determinations required or provided for under the 2019 Incentive Plan. Pursuant to the 2019 Incentive Plan, the Company may grant options, share appreciation rights, restricted shares, restricted share units, unrestricted shares and dividend equivalent rights. The Plan has a duration of 10 years.

Subject to adjustment as described in the 2019 Incentive Plan, the aggregate number of common shares (“Shares”) available for issuance under the 2019 Incentive Plan is One Hundred Two Million (102,000,000) Shares. The exercise price of each Share subject to an Option (as defined in the 2019 Incentive Plan) shall be at least the Fair Market Value (as defined in the 2019 Incentive Plan) (except in the case of an incentive stock option granted to more than 10% shareholder of the Company, in which case the price should not be less than 110% of the Fair Market Value) on the date of the grant of a Share and shall have a term of no more than ten years. As of September 30, 2020, 49,000,000 Options have been issued with terms between 5 years and 10 years. Based on certain performance milestones, the grant agreements also provide for the issuance of an additional 13,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and with a term of no more than ten years.

Common Stock Options

A summary of the status of the Company’s Options related to the 2019 Incentive Plan is presented below:

	September 30, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	29,000,000	$0.10	-	$-
Issued	20,000,000	0.14	29,000,000	0.10
Outstanding, end of period	49,000,000	$0.12	29,000,000	$0.10

Options outstanding and exercisable by price range as of September 30, 2020 were as follows:

Outstanding Options			Exercisable Options
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.10	28,000,000	9.13	$0.10	28,000,000	$0.10
0.11	1,500,000	4.99	0.11	1,500,000	0.11
0.12	3,000,000	4.88	0.12	0	-
0.13	3,500,000	4.45	0.13	3,500,000	0.13
0.14	1,000,000	9.19	0.14	1,000,000	0.14
0.15	2,000,000	9.43	0.15	2,000,000	0.15
0.16	10,000,000	4.37	0.16	3,000,000	0.16
	49,000,000	7.45	$0.12	39,000,000	$0.11

Executive Compensation

On March 4, 2020, the Company entered into an employment letter with Philip Rice, Chief Financial Officer of the Company (“Agreement”). Under the terms of the Agreement, Mr. Rice will serve as Chief Financial Officer of the Company for one year, with successive automatic renewals for one year terms, unless either party terminates the Agreement on at least sixty days’ notice prior to the expiration of the then current term of the Agreement. Mr. Rice will receive an annual base salary, commencing on January 1, 2020, of $280,000 (“Base Salary”). The Base Salary shall increase to $300,000, when the following event occurs: within one (1) year after the Effective Date, the Company enters into a term sheet and receives the related financing to receive at least $15,000,000 in equity or other form of investment or debt (“Third Party Financing”) on terms satisfactory to the board of directors of the Company (the “Board”). On the date the Agreement was executed, Mr. Rice received a $25,000 retention bonus and was issued a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock at a price $0.15 per share with a term of 10 years (these options were valued at $297,248 using the Black Scholes pricing model relying on the following assumptions: volatility 163.68%; annual rate of dividends 0%; discount rate 1.02%).

Mr. Rice shall also receive a bonus of $50,000 and a fully-vested nonqualified stock option to purchase 2,000,000 shares of the Company’s common stock exercisable at a price equal to the sixty (60) day trailing quoted price of the Common Stock of the Company in the OTC market, 10 year term, upon the closing, prior to December 31, 2020, of Third Party Financing which raises at least $15,000,000, as long as Mr. Rice was employed at the time of closing or was employed within one year prior to the closing. If, upon the closing prior to December 31, 2021 of Third Party Financing which raises at least $10,000,000 for the Company, Mr. Rice shall receive an additional bonus of $50,000, as long as Mr. Rice was employed at the time of closing or if employed within one year prior to the closing.

Mr. Rice’s Agreement provides that if a Change of Control (as defined in the Agreement) occurs and Mr. Rice resigns for Good Reason (as defined in the Agreement) or Mr. Rice’s employment is terminated without Cause (as defined in the Agreement) during the 24-month period following the Change of Control or during the sixty (60) days immediately preceding the date of a Change of Control, 100% of Mr. Rice’s unvested options will be fully vested and the restrictions on his restricted shares will lapse. Mr. Rice’s Agreement also provides for severance payments of, amongst other things, a lump sum payment of 300% of base salary and payment of 24 months of the base salary in such event.

Mr. Rice will receive the following severance benefits following a termination (as defined) of employment: a continuation of his Base Salary for one (1) year and a fully-vested, nonqualified stock option to purchase 1,000,000 shares of the Company’s common stock at a price equal to the sixty (60) day trailing quoted price of the Common Stock of the Company in the OTC market, 10 year term.

Prior to this Agreement, as compensation for serving as Chief Financial Officer, the Company, quarterly, issued warrants to purchase 50,000 shares of common stock to Philip M. Rice at the prevailing market price with a term of 5 years, provided that the preceding quarterly and annual filings were submitted in a timely and compliant manner, at which time such warrants would vest. On February 12, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.10. The warrants were valued at $4,766 using the Black Scholes pricing model relying on the following assumptions: volatility 180.46%; annual rate of dividends 0%; discount rate 2.53%. On May 13, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.10. The warrants were valued at $4,800 using the Black Scholes pricing model relying on the following assumptions: volatility 181.72%; annual rate of dividends 0%; discount rate 2.18%.

Employment Agreements

In the nine months ended September 30, 2020, the Company entered into Employment Letters (“Agreements”) with five of its employees. The Agreements provide, among other items, for immediate issuance of 7,250,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and shall have a term of five years (these options were valued at $1,581,776 using the Black Scholes pricing model relying on the following assumptions: volatility 145.44% and 184.19%; annual rate of dividends 0%; discount rate 0.28% and 2.31%). Based on certain performance milestones, the Agreements also provide for the issuance of an additional 10,000,000 options of the Company’s common stock at an exercise price of at least the Fair Market Value (as defined in the 2019 Omnibus Long-term Incentive Plan) on the date of the grant of a Share and shall have a term of five years. The agreements provide for a base salary and cash performance bonuses. The vesting of the 10,000,000 options for the year ends are as follows: 2020: 1,750,000; 2021: 5,500,000 and 2022: 2,750,000.

Common Stock Warrants

A summary of the status of the Company’s warrants is presented below:

	September 30, 2020		December 31, 2019
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	194,204,339	$0.09	192,148,956	$0.09
Issued	16,825,000	0.12	12,783,672	0.10
Exercised	(11,815,000)	0.10	(9,688,917)	0.10
Cancelled	-	-	(345,205)	0.11
Expired	(2,667,333)	0.08	(694,167)	0.17
Outstanding, end of period	196,547,006	$0.09	194,204,339	$0.09

Warrants outstanding and exercisable by price range as of September 30, 2020 were as follows:

Outstanding Warrants			Exercisable Warrants
Exercise Price	Number	Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.05	1,000,000	0.95	$0.05	1,000,000	$0.05
0.06	16,050,000	1.84	0.06	16,050,000	0.06
0.07	2,500,000	1.95	0.07	2,500,000	0.07
0.08	30,468,477	1.71	0.08	30,468,477	0.08
0.09	225,000	1.06	0.09	225,000	0.09
0.10	124,573,734	2.61	0.10	124,573,734	0.10
0.11	3,704,795	3.48	0.11	3,704,795	0.11
0.12	15,375,000	4.93	0.12	15,375,000	0.12
0.14	2,550,000	3.00	0.14	2,550,000	0.14
0.18	400,000	4.24	0.18	400,000	0.18
	196,547,006	2.60		196,547,006	$0.09

STOCKHOLDERS’ DEFICIENCY

Recapitalization

On May 1, 2019, the shareholders of the Company voted for approval and adoption of an amendment to the Articles of Incorporation, as amended, to increase the number of authorized shares of common stock from 700,000,000 shares to 1,200,000,000 shares. The Certificate of Amendment to the Articles of Incorporation has been filed with the Secretary of State of Nevada.

Board of Directors fees

On September 28, 2018, the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock at an exercise price of $.14 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $384,065 using the Black Scholes pricing model relying on the following assumptions: volatility 178.54%; annual rate of dividends 0%; discount rate 2.96%. In addition, each director is entitled to receive $10,000 for each annual term served.

On September 26, 2019, the board of directors granted to each of its directors warrants to purchase 500,000 shares of common stock at an exercise price of $.08 per share. The warrants have a term of five years and vest immediately. The warrants were valued at $192,614 using the Black Scholes pricing model relying on the following assumptions: volatility 185.11%; annual rate of dividends 0%; discount rate 1.66%. In addition, each director is entitled to receive $10,000 for each annual term served.

The Company recorded directors’ fees of $232,614 and $424,065 for the years ended December 31, 2019 and 2018, respectively, representing the cash fees and the value of the vested warrants described above.

Stock Based Compensation

During the year ended December 31, 2018, pursuant to Board of Directors authorization, the Company issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $.11 with a term of 5 years to a consultant (Executive Director of Asia Operations – see Note 10 – Related Party Transactions). The warrants were valued at $163,798 using the Black Scholes pricing model relying on the following assumptions: volatility 176.10%; annual rate of dividends 0%; discount rate 2.77%. Further, the Company issued warrants to purchase 5,334,081 shares of common stock at an exercise price of $.12 with a term of 5 years to an investment banker (see Note 8 – Stockholders’ Deficiency: Investment Banking, M&A and Corporate Advisory Agreement). The warrants were valued at $619,511 using the Black Scholes pricing model relying on the following assumptions: volatility 177.09% to 180.13%; annual rate of dividends 0%; discount rate 2.65% to 2.69%.

In May 2019, in connection with a Supply Consulting Agreement, the Company issued a warrant to purchase 5,000,000 shares of common stock at an exercise price of $.08 for a term of five years. The warrants were valued at $529,023 using the Black Scholes pricing model relying on the following assumptions: volatility 181.49%; annual rate of dividends 0%; discount rate 2.34% (See Note 9 – Commitments and Contingencies: Supply Chain Consulting Agreement). In October 2019, 2,000,000 of those warrants were returned to the Company resulting in a reduction in the value of $211,609. In August 2019, the Company issued warrants to purchase 3,000,000 shares of common stock at an exercise price of $.10 with a term of 5 years pursuant to an agreement with a financial consultant. The warrants were valued at $231,032 using the Black Scholes pricing model relying on the following assumptions: volatility 184.75%; annual rate of dividends 0%; discount rate 1.58%. In October 2019, the Company issued a warrant to purchase 1,000,000 shares of common stock at an exercise price of $.10 with a term of 5 years pursuant to an agreement with a development consultant. The warrants were valued at $129,762 using the Black Scholes pricing model relying on the following assumptions: volatility 150.34%; annual rate of dividends 0%; discount rate 2.55%. In December 2019, the Company issued warrants to purchase 400,000 shares of common stock at an exercise price of $.18 with a term of 5 years pursuant to an agreement with a financial consultant. The warrants were valued at $61,424 using the Black Scholes pricing model relying on the following assumptions: volatility 184.10%; annual rate of dividends 0%; discount rate 1.68%.

Stock Issuances

During the year ended December 31, 2018, in connection with the issuance of $1,968,800 in principal of 11% Convertible Debenture the Company issued to HEP Investments 552,672 shares of common stock valued at $64,397 and various five-year warrants to purchase 1,543,801 shares of common stock at an exercise price of $.10 per share (see Note 7 – Convertible Debt). In addition, the Company received proceeds of $3,433,813 from the issuance of 34,338,129 shares of common stock at $.10 per share.

During the year ended December 31, 2019, the Company issued 26,500,000 shares of its common stock at $.10 per share, for proceeds of $2,650,000.  Of this amount, 20,500,000 shares ($2,050,000 of proceeds) were issued to private investors and 6,450,000 shares ($645,000 of proceeds) were issued to HEP Investments, a related party. The Company also issued to HEP Investments warrants to purchase 1,060,000 shares of common stock at an exercise price of $.10 with a term of 5 years in connection with the issuances. Investors exercised 9,688,917 common stock warrants, at an average price of $.10 per share, for proceeds of $982,017.  HEP Investments, a related party, exercised 618,750 of those warrants at an average of $.08 per share, representing $50,000 of the proceeds.

Stock Warrants Exercised

During the year ended December 31, 2019, HEP Investments, a principal shareholder and related party, assigned warrants to purchase 8,550,000 shares of the Company’s Common Stock to third party investors. These warrants were exercised in the fourth quarter at $.10 per share resulting in a capital raise of $855,000. Due to nature of this transaction, the Company considered the warrants to be contributed capital from a majority shareholder and recorded equity related finance charges. The warrants were valued at $820,432 using the Black Scholes pricing model relying on the following assumptions: volatilities ranging from 123.49% to 150.39%; annual rate of dividends 0%; discount rates ranging from 1.58% to 2.55%.

2019 Omnibus Long-Term Incentive Plan

On November 29, 2019, after approval from the Board, the Company entered into and adopted the 2019 Omnibus Long-Term Incentive Plan (the “2019 Incentive Plan”) for the purpose of enhancing the Registrant’s ability to attract and retain highly qualified directors, officers, key employees and other persons and to motivate such persons to improve the business results and earnings of the Company by providing an opportunity to acquire or increase a direct proprietary interest in the operations and future success of the Company. The 2019 Incentive Plan will be administered by the compensation committee of the Board who will, amongst other duties, have full power and authority to take all actions and to make all determinations required or provided for under the 2019 Incentive Plan. Pursuant to the 2019 Incentive Plan, the Company may grant options, share appreciation rights, restricted shares, restricted share units, unrestricted shares and dividend equivalent rights. The Plan has a duration of 10 years.

Subject to adjustment as described in the 2019 Incentive Plan, the aggregate number of common shares (“Shares”) available for issuance under the 2019 Incentive Plan is One Hundred Two Million (102,000,000) Shares. The exercise price of each Share subject to an Option (as defined in the 2019 Incentive Plan) shall be at least the Fair Market Value (as defined in the 2019 Incentive Plan) (except in the case of a more than 10% shareholder of the Company, in which case the price should not be less than 110% of the Fair Market Value) on the date of the grant of a Share and shall have a term of no more than ten years. As of December 31, 2019, 29 million Options have been issued to the Chief Executive Officer (see Note 9 – Commitments and Contingencies: Employment Agreement).

Common Stock Options

A summary of the status of the Company’s Options related to the 2019 Incentive Plan is presented below:

	December 31, 2019
	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	-	$-
Issued	29,000,000	0.10
Outstanding, end of period	29,000,000	$0.10

Options outstanding and exercisable by price range as of December 31, 2019 were as follows:

Outstanding Options			Exercisable Options
		Average
		Weighted			Weighted
		Remaining			Average
Range of	Number	Contractual Life in Years	Exercise Price	Number	Exercise Price

$0.10	28,000,000	9.88	$0.10	28,000,000	$0.10
0.14	1,000,000	9.94	0.14	1,000,000	0.14
	29,000,000	9.88		29,000,000	$0.10

Executive Compensation

As compensation for serving as Chief Financial Officer, the Company, quarterly, issues warrants to purchase 50,000 shares of common stock to Philip M. Rice at the prevailing market price with a term of 5 years, provided that the preceding quarterly and annual filings were submitted in a timely and compliant manner, at which time such warrants would vest.

On February 21, 2018, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.11. The warrants were valued at $5,255 using the Black Scholes pricing model relying on the following assumptions: volatility 177.09%; annual rate of dividends 0%; discount rate 2.69%. On April 23, 2018, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.10. The warrants were valued at $4,762 using the Black Scholes pricing model relying on the following assumptions: volatility 174.51%; annual rate of dividends 0%; discount rate 2.83%. On August 14, 2018, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.12. The warrants were valued at $5,737 using the Black Scholes pricing model relying on the following assumptions: volatility 177.70%; annual rate of dividends 0%; discount rate 2.77%. On November 14, 2018, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.14. The warrants were valued at $7,695 using the Black Scholes pricing model relying on the following assumptions: volatility 180.26%; annual rate of dividends 0%; discount rate 2.95%.

During the year ended December 31, 2018, the Company issued the following warrants pursuant to offers of employment with three employees: 1) to purchase 500,000 shares of common stock at an exercise price of $.10 with a term of 5 years (these warrants were valued at $33,045 using the Black Scholes pricing model relying on the following assumptions: volatility 175.59%; annual rate of dividends 0%; discount rate 2.36%), 2) to purchase 500,000 shares of common stock at an exercise price of $.11 with a term of 5 years (these warrants were valued at $81,897 using the Black Scholes pricing model relying on the following assumptions: volatility 176.04%; annual rate of dividends 0%; discount rate 2.81%); and 3) to purchase 1,000,000 shares of common stock at an exercise price of $.11 with a term of 5 years (these warrants were valued at $163,798 using the Black Scholes pricing model relying on the following assumptions: volatility 176.10%; annual rate of dividends 0%; discount rate 2.77%). These warrants will vest one year from issuance (June 19, 2019 ) (the Company has recorded $19,745 and $ 87,508 as stock-based compensation during year ended December 31, 2019 and 2018, respectively).

On February 12, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.10. The warrants were valued at $4,766 using the Black Scholes pricing model relying on the following assumptions: volatility 180.46%; annual rate of dividends 0%; discount rate 2.53%. On May 13, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.10. The warrants were valued at $4,800 using the Black Scholes pricing model relying on the following assumptions: volatility 181.72%; annual rate of dividends 0%; discount rate 2.18%. On August 7, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.08. The warrants were valued at $3,850 using the Black Scholes pricing model relying on the following assumptions: volatility 184.57%; annual rate of dividends 0%; discount rate 1.59%. On October 28, 2019, the Company issued the CFO warrants to purchase 50,000 shares of common stock at $.08. The warrants were valued at $3,859 using the Black Scholes pricing model relying on the following assumptions: volatility 186.77%; annual rate of dividends 0%; discount rate 1.66%.

Common Stock Warrants

A summary of the status of the Company’s warrants is presented below.

	December 31, 2019		December 31, 2018
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	192,148,956	$0.09	119,301,754	$0.09
Issued	12,783,672	0.10	74,377,862	0.10
Exercised	(9,688,917)	0.10	-	-
Cancelled	(345,205)	0.11	-	-
Expired	(694,167)	0.17	(1,530,660)	0.26

Outstanding, end of period	194,204,339	$0.09	192,148,956	$0.09

Warrants outstanding and exercisable by price range as of December 31, 2019 were as follows:

Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$0.05	1,250,000	1.70	$0.05	1,250,000	$0.05
0.06	16,050,000	2.59	0.06	16,050,000	0.06
0.07	3,000,000	2.70	0.07	3,000,000	0.07
0.08	36,905,977	2.18	0.08	36,905,977	0.08
0.09	704,833	2.53	0.09	704,833	0.09
0.10	131,038,734	4.13	0.10	131,038,734	0.10
0.11	2,204,795	4.42	0.11	2,204,795	0.11
0.12	100,000	3.12	0.12	100,000	0.12
0.14	2,550,000	4.67	0.14	2,550,000	0.14
0.18	400,000	0.37	0.18	400,000	0.18
	194,204,339	4.34		194,204,339	$0.09